PIA BBB Bond Fund
Schedule of Investments
August 31, 2025 (Unaudited)

CORPORATE BONDS - 90.6%	Par	Value
Aerospace/Defense - 3.1%
Boeing Co.
5.15%, 05/01/2030	$950,000	$974,587
5.71%, 05/01/2040	1,400,000	1,401,998
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	532,614
Northrop Grumman Corp.
4.40%, 05/01/2030	1,000,000	1,009,140
4.95%, 03/15/2053	500,000	445,589
RTX Corp.
3.50%, 03/15/2027	1,000,000	991,427
4.35%, 04/15/2047	1,000,000	834,443
		6,189,798

Agriculture - 2.1%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	150,364
3.40%, 05/06/2030	1,600,000	1,533,953
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	952,671
4.54%, 08/15/2047	400,000	324,423
5.65%, 03/16/2052	800,000	743,396
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	595,920
		4,300,727

Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	505,799
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	140,375	140,343
		646,142

Auto Manufacturers - 2.9%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	486,769
6.80%, 11/07/2028	500,000	520,429
7.12%, 11/07/2033	1,000,000	1,045,726
6.13%, 03/08/2034	500,000	491,886
General Motors Co., 5.20%, 04/01/2045	400,000	348,283
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,235,424
2.35%, 01/08/2031	1,500,000	1,321,961
5.63%, 04/04/2032	500,000	511,793
		5,962,271

Banks - 7.1%
Barclays PLC
4.84%, 05/09/2028	1,000,000	1,004,985
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,045,823
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	523,212
Citigroup, Inc.
4.45%, 09/29/2027	1,700,000	1,704,972
5.30%, 05/06/2044	540,000	512,859
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	519,985
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	518,781
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	1,000,000	993,699
Deutsche Bank AG/New York NY, 5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031	1,000,000	1,024,553
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	498,636
8.25%, 03/01/2038	225,000	275,699
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,056,545
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,239,969
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	799,956
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	530,882
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	780,113
Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,063,335
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	221,799
		14,315,803

Beverages - 1.0%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	654,852
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	942,431
4.50%, 04/15/2052	500,000	393,738
		1,991,021

Biotechnology - 2.0%
Amgen, Inc.
5.25%, 03/02/2033	1,000,000	1,026,640
2.80%, 08/15/2041	500,000	360,893
4.66%, 06/15/2051	1,006,000	855,543
5.65%, 03/02/2053	500,000	484,382
Biogen, Inc., 2.25%, 05/01/2030	700,000	637,226
Gilead Sciences, Inc., 2.60%, 10/01/2040	500,000	360,380
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	435,023
		4,160,087

Building Materials - 0.7%
Amrize Finance US LLC, 5.40%, 04/07/2035 (a)	500,000	507,611
Carrier Global Corp., 2.70%, 02/15/2031	240,000	220,667
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	618,349
		1,346,627

Chemicals - 1.4%
Dow Chemical Co.
7.38%, 11/01/2029	170,000	188,594
6.90%, 05/15/2053	500,000	526,118
DuPont de Nemours, Inc., 4.73%, 11/15/2028	1,000,000	1,020,270
Nutrien Ltd., 2.95%, 05/13/2030	700,000	659,056
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	519,769
		2,913,807

Commercial Services - 0.7%
Equifax, Inc., 3.10%, 05/15/2030	500,000	472,546
Global Payments, Inc., 1.20%, 03/01/2026	500,000	491,998
Moody's Corp.
2.00%, 08/19/2031	250,000	219,656
3.10%, 11/29/2061	250,000	153,766
		1,337,966

Computers - 1.4%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	642,000	647,685
6.20%, 07/15/2030	500,000	537,624
3.45%, 12/15/2051	181,000	123,634
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	1,000,000	1,008,409
HP, Inc., 5.50%, 01/15/2033	500,000	513,702
		2,831,054

Diversified Financial Services - 4.0%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	1,000,000	987,775
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,373,086
Air Lease Corp.
2.88%, 01/15/2026	450,000	447,009
5.30%, 02/01/2028	1,000,000	1,023,925
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	467,210
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,387,807
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	527,712
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	521,553
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	944,785
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	500,000	503,529
		8,184,391

Electric - 7.4%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	519,179
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	533,932
Black Hills Corp., 6.00%, 01/15/2035	500,000	526,060
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	244,948
Dominion Energy, Inc.
2.25%, 08/15/2031	500,000	440,760
4.90%, 08/01/2041	470,000	423,643
Duke Energy Corp.
2.45%, 06/01/2030	950,000	873,740
3.30%, 06/15/2041	1,000,000	755,217
El Paso Electric Co., 6.00%, 05/15/2035	850,000	881,623
Eversource Energy, 2.55%, 03/15/2031	500,000	451,315
Exelon Corp., 5.45%, 03/15/2034	600,000	619,024
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	628,718
Interstate Power and Light Co., 5.60%, 06/29/2035	500,000	517,585
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	504,471
2.25%, 06/01/2030	400,000	364,217
5.25%, 03/15/2034	600,000	610,765
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,285,969
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	582,853
Southern Co., 3.25%, 07/01/2026	1,000,000	991,096
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	258,563
System Energy Resources, Inc., 5.30%, 12/15/2034	500,000	498,464
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	440,137
		14,952,279

Electronics - 0.4%
Fortive Corp., 3.15%, 06/15/2026	750,000	742,923

Entertainment - 0.3%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	581,000	501,766
5.14%, 03/15/2052	210,000	130,948
		632,714

Food - 3.0%
Conagra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,389,571
General Mills, Inc., 2.25%, 10/14/2031	700,000	615,610
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	510,281
4.88%, 10/01/2049	600,000	502,151
Kroger Co.
2.20%, 05/01/2030	1,000,000	915,125
5.50%, 09/15/2054	500,000	468,779
Mondelez International, Inc., 1.50%, 02/04/2031	500,000	432,246
Sysco Corp.
5.95%, 04/01/2030	464,000	493,592
3.15%, 12/14/2051	400,000	257,091
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	600,324
		6,184,770

Forest Products & Paper - 0.3%
International Paper Co., 6.00%, 11/15/2041	700,000	713,449

Gas - 0.3%
NiSource, Inc.
5.35%, 04/01/2034	250,000	255,838
5.25%, 02/15/2043	400,000	376,661
		632,499

Hand/Machine Tools - 0.1%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	301,239

Healthcare-Products - 1.2%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	192,943
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	531,030
Solventum Corp., 5.60%, 03/23/2034	500,000	518,978
Stryker Corp., 1.95%, 06/15/2030	700,000	631,896
Zimmer Biomet Holdings, Inc., 3.05%, 01/15/2026	500,000	497,350
		2,372,197

Healthcare-Services - 2.8%
Cigna Group
4.50%, 02/25/2026	327,000	327,159
3.40%, 03/15/2050	600,000	403,159
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	520,355
4.65%, 08/15/2044	600,000	515,449
5.13%, 02/15/2053	1,000,000	885,076
HCA, Inc.
4.13%, 06/15/2029	1,000,000	990,394
5.60%, 04/01/2034	1,000,000	1,027,885
4.38%, 03/15/2042	600,000	502,416
Humana, Inc., 4.88%, 04/01/2030	500,000	506,641
		5,678,534

Household Products/Wares - 0.2%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	492,530

Insurance - 3.6%
American International Group, Inc., 5.45%, 05/07/2035	500,000	516,032
Aon Corp., 2.80%, 05/15/2030	600,000	562,975
CNA Financial Corp., 5.13%, 02/15/2034	500,000	500,536
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	473,197
6.05%, 09/15/2033	500,000	530,660
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,762,954
Lincoln National Corp.
3.80%, 03/01/2028	120,000	118,645
5.85%, 03/15/2034	500,000	519,201
MetLife, Inc., 6.40%, 12/15/2036	855,000	896,528
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,028,234
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	491,371
		7,400,333

Internet - 0.5%
eBay, Inc., 2.60%, 05/10/2031	500,000	454,643
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	508,313
		962,956

Investment Companies - 1.5%
Ares Capital Corp., 5.80%, 03/08/2032	1,000,000	1,016,849
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	516,305
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	995,619
Blue Owl Capital Corp., 6.20%, 07/15/2030	500,000	512,798
		3,041,571

Iron/Steel - 0.5%
Steel Dynamics, Inc., 5.25%, 05/15/2035	500,000	506,479
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	528,416
		1,034,895

Lodging - 1.0%
Hyatt Hotels Corp., 5.75%, 03/30/2032	500,000	518,117
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	510,118
Sands China Ltd., 2.30%, 03/08/2027 (b)	1,000,000	968,841
		1,997,076

Machinery-Diversified - 1.0%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	513,024
IDEX Corp., 3.00%, 05/01/2030	1,000,000	940,863
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	519,453
		1,973,340

Media - 2.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	899,850
2.30%, 02/01/2032	1,000,000	847,334
3.90%, 06/01/2052	1,000,000	663,607
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	902,770
Paramount Global, 4.38%, 03/15/2043	610,000	464,030
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	944,847
		4,722,438

Mining - 0.4%
Southern Copper Corp., 6.75%, 04/16/2040	750,000	828,133

Miscellaneous Manufacturing - 0.3%
Textron, Inc., 6.10%, 11/15/2033	500,000	535,629

Oil & Gas - 2.8%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	606,080
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	980,300
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	462,375
Hess Corp., 5.60%, 02/15/2041	800,000	811,995
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	995,844
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	348,537
Valero Energy Corp.
2.80%, 12/01/2031	750,000	677,709
6.63%, 06/15/2037	655,000	714,764
		5,597,604

Oil & Gas Services - 0.5%
Halliburton Co.
3.80%, 11/15/2025	24,000	23,955
2.92%, 03/01/2030	1,000,000	940,666
		964,621

Packaging & Containers - 0.5%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030	500,000	512,136
WRKCo, Inc., 3.90%, 06/01/2028	500,000	496,515
		1,008,651

Pharmaceuticals - 2.9%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	242,122
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	481,294
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	123,467
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,076,919
5.13%, 07/20/2045	500,000	440,960
5.05%, 03/25/2048	1,000,000	859,291
6.05%, 06/01/2054	500,000	486,384
Viatris, Inc., 2.70%, 06/22/2030	600,000	539,522
Zoetis, Inc., 2.00%, 05/15/2030	600,000	543,778
		5,793,737

Pipelines - 7.0%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	458,433
Enbridge, Inc.
3.40%, 08/01/2051	250,000	165,558
5.95%, 04/05/2054	500,000	494,271
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,238,446
5.00%, 05/15/2050	1,000,000	832,179
5.95%, 05/15/2054	500,000	469,282
Enterprise Products Operating LLC
4.85%, 08/15/2042	850,000	773,643
3.30%, 02/15/2053	500,000	328,590
Kinder Morgan Energy Partners LP, 5.80%, 03/15/2035	1,270,000	1,313,364
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	529,315
5.55%, 06/01/2045	700,000	661,695
MPLX LP
4.25%, 12/01/2027	1,315,000	1,315,279
4.95%, 03/14/2052	600,000	494,938
ONEOK, Inc.
6.10%, 11/15/2032	500,000	530,911
5.70%, 11/01/2054	500,000	456,709
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	526,905
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054	1,000,000	950,750
Targa Resources Corp.
5.20%, 07/01/2027	500,000	508,528
4.90%, 09/15/2030	500,000	507,659
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,082,689
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	451,870
		14,091,014

REITS - 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	527,516
American Tower Corp.
2.75%, 01/15/2027	500,000	490,143
1.88%, 10/15/2030	1,000,000	881,819
Boston Properties LP, 3.25%, 01/30/2031	675,000	627,360
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	451,185
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	493,887
2.25%, 01/15/2031	600,000	531,531
Equinix, Inc.
1.55%, 03/15/2028	500,000	469,177
3.90%, 04/15/2032	100,000	95,224
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	530,885
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	223,290
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	327,574
Kimco Realty OP LLC, 6.40%, 03/01/2034	500,000	547,266
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	870,749
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	967,335
Store Capital LLC
4.50%, 03/15/2028	810,000	805,775
5.40%, 04/30/2030 (a)	1,000,000	1,018,997
Ventas Realty LP, 5.63%, 07/01/2034	600,000	621,598
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	257,976
		10,739,287

Retail - 2.6%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	501,031
Genuine Parts Co., 1.88%, 11/01/2030	500,000	439,723
Lowe's Cos., Inc.
1.70%, 10/15/2030	500,000	439,644
5.63%, 04/15/2053	1,000,000	955,947
McDonald's Corp.
3.50%, 07/01/2027	1,100,000	1,090,629
4.88%, 12/09/2045	550,000	498,252
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	917,342
Tractor Supply Co., 1.75%, 11/01/2030	500,000	438,307
		5,280,875

Semiconductors - 3.0%
Broadcom, Inc.
4.15%, 11/15/2030	431,000	426,750
3.42%, 04/15/2033 (a)	1,500,000	1,367,408
3.19%, 11/15/2036 (a)	55,000	45,948
4.93%, 05/15/2037 (a)	583,000	567,108
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,510,973
5.60%, 02/21/2054	1,000,000	910,712
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	220,097
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	501,749
2.50%, 05/11/2031	500,000	448,167
		5,998,912

Software - 3.2%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	612,971
Fiserv, Inc.
5.63%, 08/21/2033	500,000	519,187
5.25%, 08/11/2035	500,000	498,254
Oracle Corp.
5.50%, 08/03/2035	670,000	682,525
3.65%, 03/25/2041	1,400,000	1,096,522
3.95%, 03/25/2051	1,350,000	976,276
5.55%, 02/06/2053	1,000,000	918,942
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	616,050
VMware LLC, 4.65%, 05/15/2027	550,000	553,695
		6,474,422

Telecommunications - 7.1%
AT&T, Inc.
2.30%, 06/01/2027	400,000	387,558
2.55%, 12/01/2033	875,000	736,602
3.50%, 09/15/2053	2,368,000	1,585,931
3.55%, 09/15/2055	1,196,000	796,991
3.80%, 12/01/2057	727,000	501,081
British Telecommunications PLC, 9.63%, 12/15/2030 (b)	855,000	1,052,624
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (b)	345,000	407,769
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	513,625
Orange SA, 5.38%, 01/13/2042	575,000	566,945
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	528,848
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,567,057
2.25%, 11/15/2031	600,000	525,085
3.40%, 10/15/2052	1,100,000	729,029
5.65%, 01/15/2053	500,000	479,412
Verizon Communications, Inc.
2.55%, 03/21/2031	336,000	304,683
5.40%, 07/02/2037 (a)	523,000	525,043
4.86%, 08/21/2046	1,500,000	1,336,405
3.55%, 03/22/2051	2,000,000	1,424,116
2.99%, 10/30/2056	600,000	358,572
		14,327,376

Transportation - 1.0%
FedEx Corp., 3.25%, 05/15/2041 (a)	1,000,000	719,138
Kirby Corp., 4.20%, 03/01/2028	450,000	448,545
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	225,046
2.90%, 08/25/2051	1,000,000	625,507
		2,018,236

Trucking & Leasing - 0.6%
GATX Corp., 1.90%, 06/01/2031	1,300,000	1,127,344

Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	610,516
TOTAL CORPORATE BONDS (Cost $198,648,026)		183,411,794

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.7%
Colombia Government International Bond, 3.88%, 04/25/2027	600,000	595,716
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	490,515
4.70%, 02/10/2034	500,000	496,909
5.15%, 09/10/2054	500,000	471,448
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,296,555
6.88%, 05/13/2037	200,000	210,830
4.75%, 03/08/2044	2,490,000	1,982,662
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,349,851
6.70%, 01/26/2036	750,000	771,233
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	343,996
6.55%, 03/14/2037	1,050,000	1,158,339
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,642,308
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	804,200
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $13,272,202)		11,614,562

U.S. TREASURY SECURITIES - 2.4%
U.S. Treasury Note/Bond
4.25%, 05/15/2035	2,500,000	2,508,008
4.25%, 02/15/2054	2,500,000	2,238,867
TOTAL U.S. TREASURY SECURITIES (Cost $4,814,173)		4,746,875

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares
Fidelity Government Portfolio - Institutional Class, 4.21%(c)	1,657,862	1,657,862
TOTAL MONEY MARKET FUNDS (Cost $1,657,862)		1,657,862

TOTAL INVESTMENTS - 99.5% (Cost $218,392,263)		201,431,093
Other Assets in Excess of Liabilities - 0.5%		1,038,394
TOTAL NET ASSETS - 100.0%		$202,469,487
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $4,751,253 or 2.3% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

PIA BBB Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$183,411,794	$–	$183,411,794
Foreign Government Debt Obligations	–	11,614,562	–	11,614,562
U.S. Treasury Securities	–	4,746,875	–	4,746,875
Money Market Funds	1,657,862	–	–	1,657,862
Total Investments	$1,657,862	$199,773,231	$–	$201,431,093